Accounts Receivable - Schedule of Accounts Receivable (Details) - DiamiR Biosciences Corp. [Member] - USD ($)	Feb. 28, 2026	May 31, 2025	May 31, 2024
Schedule of Accounts Receivable [Line Items]
Accounts receivable net	$ 107,400		$ 89,281
Management services revenue from Aptorum [Member]
Schedule of Accounts Receivable [Line Items]
Accounts receivable net	$ 107,400